UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
                                               ------------------

Check here if Amendment |_|: Amendment Number:
                                               ---------
   This Amendment (Check only one.):    |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Matthews International Capital Management, LLC
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   Address:      Four Embarcadero Center, Suite 550
                 ----------------------------------------------
                 San Francisco, CA 94111
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Form 13F File Number: 28-10629
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Manoj K. Pombra
         -------------------------------
Title:    Chief Compliance Officer
         -------------------------------
Phone:    415/955-8122
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Manoj K. Pombra               San Francisco, CA      2/12/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     27
                                        --------------------

Form 13F Information Table Value Total:     490,225
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                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/    PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- ---------- -----  ---- ------------ ---------- -------- ------ ------
BAIDU COM INC             SPON ADR REP A   056752108  10,097      89,600 SH            Sole                    89,600
CANON INC                 ADR              138006309  16,714     295,350 SH            Sole                   295,350
CHINA MOBILE LIMITED      SPONSORED ADR    16941M109  59,542   1,377,650 SH            Sole                 1,377,650
CHUNGHWA TELECOM CO LTD   SPONSORED ADR    17133Q205  35,204   1,784,286 SH            Sole                 1,784,286
NEW ORIENTAL ED & TECH
  GRP I                   SPON ADR         647581107   3,649     108,800 SH            Sole                   108,800
FOCUS MEDIA HLDG LTD      SPONSORED ADR    34415V109   1,122      16,900 SH            Sole                    16,900
HSBC HLDGS PLC            SPON ADR NEW     404280406  57,620     628,697 SH            Sole                   628,697
HDFC BANK LTD             ADR REPS 3 SHS   40415F101   1,087      14,400 SH            Sole                    14,400
HONDA MOTOR LTD           AMERN SHS        438128308  10,763     272,200 SH            Sole                   272,200
HUANENG PWR INTL INC      SPON ADR H SHS   443304100  11,480     319,500 SH            Sole                   319,500
KOOKMIN BK NEW            SPONSORED ADR    50049M109  16,967     210,409 SH            Sole                   210,409
KOREA ELECTRIC PWR        SPONSORED ADR    500631106   6,332     278,810 SH            Sole                   278,810
KT CORP                   SPONSORED ADR    48268K101  21,651     854,090 SH            Sole                   854,090
THE9 LTD                  ADR              88337K104   4,269     132,508 SH            Sole                   132,508
NETEASE COM INC           SPONSORED ADR    64110W102  68,286   3,653,600 SH            Sole                 3,653,600
PETROCHINA CO LTD         SPONSORED ADR    71646E100  10,585      75,190 SH            Sole                    75,190
SIFY LTD                  SPONSORED ADR    82655M107  16,165   1,696,200 SH            Sole                 1,696,200
SINA CORP                 ORD              G81477104  18,397     641,000 SH            Sole                   641,000
SK TELECOM LTD            SPONSORED ADR    78440P108  38,687   1,461,000 SH            Sole                 1,461,000
SONY CORP                 ADR NEW          835699307  14,254     332,800 SH            Sole                   332,800
SOHU COM INC              COM              83408W103   1,589      66,200 SH            Sole                    66,200
PT TELEKOMUNIKASI
  INDONESIA               SPONSORED ADR    715684106  39,448     865,080 SH            Sole                   865,080
TOYOTA MOTOR CORP         SP ADR REP2COM   892331307  16,668     124,100 SH            Sole                   124,100
TOM ONLINE INC            ADR REG S        889728200   7,274     469,900 SH            Sole                   469,900
TAIWAN SEMICONDUCTOR
  MFG LTD                 SPONSORED ADR    874039100     173      15,846 SH            Sole                    15,846
TATA MTRS LTD             SPONSORED ADR    876568502     938      45,900 SH            Sole                    45,900
VIMICRO INTL CORP         ADR              92718N109   1,264     123,900 SH            Sole                   123,900